Other Current Assets, Other Receivable and Accrued Income (Tables)	12 Months Ended
Dec. 31, 2024
Current prepayments and current accrued income including current contract assets [abstract]
Disclosure of Other Current Assets and Other Receivables

The table below shows the breakdown of the Other current assets and other receivables by category:

in CHF thousands	As of December 31, 2024	As of December 31, 2023
Prepaid clinical expenses and other receivables	2,615	6,748
Prepaid general and administrative expenses	2,842	1,412
VAT receivable	148	328
Total	5,605	8,488

Summary of Accrued Income

The table below shows the movement of the accrued income for the years ended December 31, 2024 and 2023:

in CHF thousands	2024	2023
Balance as of January 1,	876	912
Accrued income recognized during the period	686	883
Payments received during the period	(952)	(915)
Foreign exchange revaluation	19	(4)
Balance as of December 31,	629	876